Annual Operating Expenses {- Fidelity Freedom Blend 2065 Fund} - NF_03.31 Fidelity Freedom Blend Funds - Premier Combo PRO-02 - Fidelity Freedom Blend 2065 Fund - Premier Class	Jun. 07, 2021
Operating Expenses:
Management fee	0.29%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[1]
Total annual operating expenses	0.29%	[1]

[1]	(a)Based on estimated amounts for the current fiscal year.